STATEMENTS OF INCOME - USD ($)	12 Months Ended
	Jan. 31, 2016	Jan. 31, 2015	Jan. 31, 2014
REVENUES
Royalties under amended lease agreements	$ 9,297,106	$ 25,398,310	$ 21,497,563
Royalties under Peters Lease fee	417,311	672,736	545,028
Interest	7,091	9,069	2,562
Total revenues	9,721,508	26,080,115	22,045,153
EXPENSES
Compensation of Trustees	188,283	223,390	213,373
Corporate Trustee's administrative fees	62,500	62,500	62,500
Professional fees and expenses:
Legal	494,057	452,248	306,564
Accounting	146,562	125,377	106,699
Mining consultant and field representatives	28,378	28,541	53,680
Insurance	120,084	120,109	121,724
Annual stock exchange fee	45,637	42,255	42,115
Transfer agent's and registrar's fees	8,308	9,603	8,081
Other Trust expenses	68,858	248,244	74,128
Total expenses	1,162,667	1,312,267	988,864
NET INCOME	$ 8,558,841	$ 24,767,848	$ 21,056,289
WEIGHTED AVERAGE NUMBER OF UNITS OUTSTANDING	13,120,010	13,120,010	13,120,010
NET INCOME PER UNIT	$ 0.652	$ 1.888	$ 1.605